Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases
Schedule of supplemental balance sheet information for leases	Supplemental balance sheet information for leases was as follows:
	As of September 30,
	2024	2023
Operating lease:
ROU assets	$75,687	$27,023

Current operating lease obligation	$40,106	$22,087

Schedule of undiscounted future minimum lease payment	The undiscounted future minimum lease payment schedule as of September 30, 2024 is as follows:
Within 1 year	$41,801
2026	26,601
Less: interest	2,019
Present value of lease liabilities	$66,383